Label	Element	Value
Schwab Monthly Income Fund - Target Payout
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB CAPITAL TRUST
(the Trust)
Schwab® Monthly Income Fund - Target Payout
(formerly, Schwab® Monthly Income Fund - Moderate Payout)
Schwab® Monthly Income Fund - Flexible Payout
(formerly, Schwab® Monthly Income Fund - Enhanced Payout)
Schwab® Monthly Income Fund - Income Payout
(formerly, Schwab® Monthly Income Fund - Maximum Payout)
(each, a fund and collectively, the funds)
Supplement dated October 31, 2023 to each fund’s currently effective Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Statutory Prospectus and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.
The date on which the funds’ intend to pay their dividends will change from the 15th calendar day of each month to the end of each month. To allow for shareholder notice of the change:
●
Each fund intends to make its next monthly distribution on November 15, 2023 in accordance with the current policy
●
Starting in December and thereafter, each fund intends to make its monthly distributions at the end of each month in accordance with the new policy
Accordingly, the following changes will be made to the funds’ Summary Prospectuses and Statutory Prospectus.
(1)
Summary Prospectus for Schwab Monthly Income Fund – Target Payout and Statutory Prospectus — Under the “Principal Investment Strategies” section: The third sentence in the fourth paragraph will be changed as follows:
The fund intends to make twelve monthly distributions to shareholders at the end of each month.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Monthly Income Fund – Target Payout
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
(1)
Summary Prospectus for Schwab Monthly Income Fund – Target Payout and Statutory Prospectus — Under the “Principal Investment Strategies” section: The third sentence in the fourth paragraph will be changed as follows:
The fund intends to make twelve monthly distributions to shareholders at the end of each month.